UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2013

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Liquid Assets, Inc.

ANNUAL REPORT December 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
24	Proxy Results
25	Information About the Renewal of the Fund’s Management Agreement
30	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Liquid Assets, Inc., covering the 12-month period from January 1, 2013, through December 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The year 2013 proved challenging for most income-oriented investments, as a strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and businesses and consumers spend more freely as economic uncertainty wanes. However, inflation is likely to remain muted, U.S. monetary policy is likely to remain stimulative, and short-term interest rates appear likely to remain near current levels for some time to come. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through December 31, 2013, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2013, Dreyfus Liquid Assets’ Class 1 shares produced a yield of 0.00%, and its Class 2 shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided effective yields of 0.00% and 0.00%, respectively, for the same period.1

A sustained economic recovery and anticipation of an end to the Federal Reserve Board (the “Fed”)’s quantitative easing program drove long-term interest rates higher, but money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic and foreign banks or thrifts or their subsidiaries or agencies or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, municipal securities, commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

U.S. Economic Recovery Gained Traction

Economic data for January 2013 portrayed a sluggish recovery at the start of 2013, as 157,000 new jobs were created and the unemployment rate stood at 7.9%.The recovery appeared to gain some momentum in February, with a decline in the unemployment rate to 7.7% and the creation of 236,000 new jobs. However, just 88,000 new jobs were added in March while the unemployment rate edged lower to 7.6%. The economy grew at a lackluster 1.1% annualized rate during the first quarter of 2013.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The gradual economic recovery continued in April when the unemployment rate fell to 7.5%. In late May, the Fed signaled that it would begin to curtail its quantitative easing program sooner than expected.This more hawkish stance seemed to be at odds with subsequent releases of economic data for the month, which showed a decline in manufacturing activity and an increase in the unemployment rate to 7.6%. In June, heightened investor uncertainty surrounding the Fed’s more hawkish tone drove longer term interest rates higher. It later was revealed that June saw robust increases in home and automobile sales and 195,000 new jobs with no change in the unemployment rate. For the second quarter, the U.S. economy grew at a more respectable 2.5% annualized rate.

July brought welcome evidence of market stabilization when investors realized that imminent increases in short-term rates were unlikely. The labor market continued to strengthen with a decline in the unemployment rate to 7.4%. In August, the manufacturing sector expanded at its fastest pace since June 2011, and the unemployment rate dipped to 7.3%.

Financial markets rallied in September when the Fed unexpectedly refrained from tapering its quantitative easing program, manufacturing activity posted its fourth consecutive month of expansion, and the service sector grew for the 45th straight month. However, only 146,000 jobs were added in September even as the unemployment rate slid to 7.2%. It later was announced that U.S. economic activity accelerated to a robust 4.1% annualized growth rate during the third quarter.

October saw 204,000 new jobs, but furloughs of government workers during a 16-day U.S. government shutdown drove the unemployment rate to 7.3%. Other data, such as a decline in pending home sales, demonstrated that economic headwinds remained, and the Fed again refrained from reducing its bond purchases. However, data for November showed evidence of a more robust recovery, including 230,000 new jobs and an unemployment rate of 7.0%.

Manufacturing activity accelerated in December as new orders reached their highest level in four years.The Fed responded to more robust economic data by modestly reducing its monthly bond purchases, marking the first of what is expected to be a series of cuts in its quantitative easing program. However, only 74,000 new jobs were created in December, the lowest monthly gain in three years.The unemployment rate slid to 6.7%, primarily due to workers leaving the labor force.

No Change Expected for Short-Term Rates

Despite higher long-term interest rates in an accelerating recovery, money market yields remained near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow.Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a market-neutral position, and we remained focused on well-established issuers with good liquidity characteristics.

Although the Fed began to cut back on quantitative easing at its December meeting, monetary policymakers are not likely to raise short-term interest rates anytime soon. Consequently, we intend to keep the fund’s focus on quality and liquidity.

January 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2014, at which time it may be extended, terminated or modified without notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for
Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’
prior notice to investors. Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2013 to December 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2013

	Class 1	Class 2
Expenses paid per $1,000†	$.71	$.76
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2013

	Class 1	Class 2
Expenses paid per $1,000†	$.71	$.77
Ending value (after expenses)	$1,024.50	$1,024.45

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class 1 and .15% for Class 2, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2013

	Principal
Negotiable Bank Certificates of Deposit—8.2%	Amount ($)		Value ($)
Citibank N.A.
0.19%, 2/21/14	35,000,000		35,000,000
Wells Fargo Bank, NA
0.20%, 6/2/14	35,000,000		35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $70,000,000)			70,000,000

Commercial Paper—38.1%
Bank of Nova Scotia
0.20%, 5/1/14	30,000,000		29,980,000
Barclays U.S. Funding
0.25%, 2/5/14	35,000,000		34,991,493
Credit Agricole NA
0.05%, 1/2/14	35,000,000		34,999,951
Credit Suisse New York
0.19%, 2/3/14	30,000,000		29,994,775
General Electric Capital Corp.
0.24%, 1/9/14	25,000,000		24,998,666
National Australia Funding (DE) Inc.
0.19%, 5/5/14	30,000,000	[a]	29,980,367
State Street Corp.
0.15%, 3/5/14	35,000,000		34,990,812
Svenska Handelsbanken Inc.
0.20%, 5/14/14	35,000,000	[a]	34,974,139
Toronto-Dominion Holdings USA Inc.
0.16%, 1/15/14	35,000,000	[a]	34,997,822
UBS Finance (Delaware) Inc.
0.03%, 1/2/14	35,000,000		34,999,971
Total Commercial Paper
(cost $324,907,996)			324,907,996

Asset-Backed Commercial Paper—15.2%
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/19/14	30,000,000		29,987,750
Metlife Short Term Funding LLC
0.14%, 3/12/14	35,000,000	[a]	34,990,472
Northern Pines Funding LLC
0.21%, 2/28/14	30,000,000	[a]	29,989,850

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Regency Markets No. 1 LLC
0.14%, 1/21/14	35,000,000	[a]	34,997,278
Total Asset-Backed Commercial Paper
(cost $129,965,350)			129,965,350

U.S. Government Agency—5.8%
Federal Home Loan Bank
0.03%, 1/15/14
(cost $49,999,417)	50,000,000		49,999,417

U.S. Treasury Bills—17.5%
0.00%—0.01%, 1/2/14—1/16/14
(cost $149,999,688)	150,000,000		149,999,688

U.S. Treasury Notes—2.9%
0.10%, 2/28/14
(cost $25,070,826)	25,000,000		25,070,826

Repurchase Agreements—12.3%
ABN AMRO Bank N.V.
0.02%, dated 12/31/13, due 1/2/14 in the
amount of $15,000,017 (fully collateralized by
$546,949 U.S. Treasury Bonds, 2.75%-7.50%,
due 11/15/24-11/15/42, value $604,564 and
$14,702,390 U.S. Treasury Notes, 0.25%-2.50%,
due 8/31/14-5/15/16, value $14,695,437)	15,000,000		15,000,000
Barclays Capital, Inc.
0.01%, dated 12/31/13, due 1/2/14 in the
amount of $30,000,017 (fully collateralized by
$419,926 U.S. Treasury Notes, 0.75%,
due 6/30/17, value $415,693 and $42,193,879
U.S. Treasury Strips, due 5/15/18-11/15/43,
value $30,184,307)	30,000,000		30,000,000
HSBC USA Inc.
0.01%, dated 12/31/13, due 1/2/14 in the
amount of $40,000,022 (fully collateralized by
$30,047,700 U.S. Treasury Bonds, 4.50%-8%,
due 11/15/21-5/15/38, value $40,800,739)	40,000,000		40,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Mizuho Securities USA
0.01%, dated 12/31/13, due 1/2/14 in the
amount of $20,000,011 (fully collateralized by
$2,499,900 U.S. Treasury Bills, due 1/9/14,
value $2,499,892, $7,808,800 U.S. Treasury
Inflation Protected Securities, 0.13%, due 4/15/17,
value $8,253,695 and $9,846,000 U.S. Treasury Strips,
due 5/15/16-2/15/17, value $9,646,429)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $105,000,000)		105,000,000

Total Investments (cost $854,943,277)	100.0%	854,943,277

Liabilities, Less Cash and Receivables	(.0%)	(67,058)

Net Assets	100.0%	854,876,219

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2013, these securities amounted to $199,929,928 or 23.4% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	43.3	Asset-Backed/ Insurance	4.1
U.S. Government/Agency	26.2	Asset-Backed/ Multi-Seller Programs	4.1
Repurchase Agreements	12.3	Finance	3.0
Asset-Backed/ Banking	7.0		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $105,000,000)—Note 1(b)	854,943,277	854,943,277
Cash		710,932
Interest receivable		172,681
Receivable for shares of Common Stock subscribed		553
Prepaid expenses		69,484
		855,896,927
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		215,532
Payable for shares of Common Stock redeemed		661,565
Accrued expenses		143,611
		1,020,708
Net Assets ($)		854,876,219
Composition of Net Assets ($):
Paid-in capital		854,874,322
Accumulated net realized gain (loss) on investments		1,897
Net Assets ($)		854,876,219

Net Asset Value Per Share
	Class 1	Class 2
Net Assets ($)	679,673,197	175,203,022
Shares Outstanding	680,014,424	175,279,943
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2013

Investment Income ($):
Interest Income	1,389,515
Expenses:
Management fee—Note 2(a)	4,305,595
Shareholder servicing costs—Note 2(b)	2,781,592
Prospectus and shareholders’ reports	209,265
Registration fees	107,537
Custodian fees—Note 2(b)	103,959
Professional fees	83,901
Directors’ fees and expenses—Note 2(c)	23,563
Miscellaneous	26,994
Total Expenses	7,642,406
Less—reduction in expenses due to undertakings—Note 2(a)	(6,254,944)
Less—reduction in fees due to earnings credits—Note 2(b)	(4,671)
Net Expenses	1,382,791
Investment Income—Net	6,724
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,080
Net Increase in Net Assets Resulting from Operations	8,804

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
Operations ($):
Investment income—net	6,724	723,256
Net realized gain (loss) on investments	2,080	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,804	723,256
Dividends to Shareholders from ($):
Investment income—net:
Class 2	(6,724)	(723,256)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	313,862,023	241,718,055
Class 2	348,783,179	1,248,240,093
Dividends reinvested:
Class 2	6,557	207,762
Cost of shares redeemed:
Class 1	(382,628,549)	(343,455,545)
Class 2	(315,936,553)	(4,985,240,240)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(35,913,343)	(3,838,529,875)
Total Increase (Decrease) in Net Assets	(35,911,263)	(3,838,529,875)
Net Assets ($):
Beginning of Period	890,787,482	4,729,317,357
End of Period	854,876,219	890,787,482

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
Class 1 Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	—		—		.000	[a]	.000	[a]	.001
Distributions:
Dividends from investment income—net	—		—		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.14	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94		.91		.87		.87		.77
Ratio of net expenses
to average net assets	.16		.19		.22		.31		.52
Ratio of net investment income
to average net assets	—		—		.00	[b]	.00	[b]	.15
Net Assets, end of period
($ x 1,000)	679,673		748,427		850,461		1,066,647		1,323,118

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.86%).

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class 2 Shares	2013		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.002	.002
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.01		.05	.08	.16	.23	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61		.51	.51	.52	.58
Ratio of net expenses
to average net assets	.16		.16	.13	.16	.42
Ratio of net investment income
to average net assets	.00	[c]	.04	.08	.16	.25
Net Assets, end of period
($ x 1,000)	175,203		142,360	3,878,857	3,339,211	3,260,567

a Amount represents less than $.001 per share.
b If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.78%).
c Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2013 in valuing of fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	854,943,277
Level 3—Significant Unobservable Inputs	—
Total	854,943,277
† See Statement of Investments for additional detailed categorizations.

At December 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2013 and December 31, 2012 were all ordinary income.

At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly. The effective management fee rate during the period ended December 31, 2013 was .50%.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will reimburse to the fund, or bear the excess expense over 1%. The Manager has undertaken, from January 1, 2013 through May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .55% of the value of Class 2’s average daily net assets.The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Manager also voluntarily is limiting Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and, waiving non-class specific expenses.The Manager is limiting Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, is waiving non-class specific expenses.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $3,029,947 for Class 1 shares and $649,784 for Class 2 shares during the period ended December 31, 2013.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to this undertaking, amounted to $2,556,973 for Class 1 shares and $18,240 for Class 2 shares during the period ended December 31, 2013.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2013, Class 1 shares were charged $1,788,284 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2013, the fund was charged $926,804 for transfer agency services and $36,136 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,780.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2013, the fund was charged $103,959 pursuant to the custody agreement.These fees were partially offset by earnings credits of $878.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended December 31, 2013, the fund was charged $19,114 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $13.

During the period ended December 31, 2013, the fund was charged $9,093 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $358,095, Shareholder Services Plan fees $145,026, custodian fees $54,786, Chief Compliance Officer fees $2,299 and transfer agency fees $175,561, which are offset against an expense reimbursement currently in effect in the amount of $520,235.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2014

The Fund	23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 98.89% of ordinary income dividends paid during the fiscal year ended December 31, 2013 as qualifying interest related dividends.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	405,398,772		29,692,178
Isabel P. Dunst†	404,849,396		30,241,554
Robin A. Melvin†	404,600,351		30,490,599
Roslyn M. Watson†	405,997,615		29,093,335

†	Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. Gordon J. Davis was an existing Board Member previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board
Members of the fund.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 17-18, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance ranged from one to four basis points below the Performance Group median and was variously above or one basis point below the Performance Universe median for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee, which was zero, and total expenses were below the Expense Group and Expense Universe medi-ans.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	29

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 141
———————
Whitney I. Gerard (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (70)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 39

Robin A. Melvin (50)†
Board Member (2014)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 90
———————
Roslyn M. Watson (64)†
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 36
———————
Benaree Pratt Wiley (67)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 61

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

Gordon J. Davis (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 49
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Isabel P. Dunst (66)†
Board Member (2014)
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 10
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Isabel P. Dunst, Robin A. Melvin and Roslyn M.Watson were elected as Board Members on December 6, 2013, effective January 1, 2014.

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member David W. Burke, Emeritus Board Member Arthur A. Hartman, Emeritus Board Member

George L. Perry, Emeritus Board Member, effective January 23, 2014

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 141 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 166 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 161 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Ticker Symbol: DLAXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2012 and $30,857 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,508 in 2012 and $3,334 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were  $1,383 in 2012 and $4,238 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2012 and $49,204,697 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable. [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable. [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)